INVENTORY - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Carrying value	$ 4,268	$ 3,215
Work in progress [Member] | Bulk cannabis [Member]
Inventories [Line Items]
Carrying value	326	325
Finished goods [Member] | Packaged dried cannabis [Member]
Inventories [Line Items]
Carrying value	3,709	2,605
Finished goods [Member] | Other products [Member]
Inventories [Line Items]
Carrying value	$ 233	$ 285